DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details Narrative) - USD ($)				1 Months Ended		9 Months Ended		12 Months Ended
	Jul. 03, 2024	Apr. 02, 2024	May 04, 2023	Apr. 30, 2024	Jul. 28, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2024	Jun. 30, 2023
Cash and Cash Equivalents, at Carrying Value										$ 18,816,535	$ 16,009,655
Share price										$ 0.0001
Golden Star Acquisition Corporation [Member]
Sale of units in initial public offering			6,000,000
Sale of units in initial public offering aggragate amount			$ 60,000,000
Transaction costs						$ 3,752,890		$ 3,752,890
Underwriting fees						1,380,000		1,380,000
Deferred underwriting fees						1,725,000		1,725,000
Other offering costs						647,890		647,890
Net proceeds from the IPO			70,337,513				$ 69,000,000	69,000,000
Held in the trust account			$ 69,690,000
Marketable Securities						27,831,371		72,039,823
Cash And Not Subject To Redemption						7,479		7,500
Working capital deficit						2,428,668		503,727
Cash and Cash Equivalents, at Carrying Value						7,479		7,500
Issuance of a promissory note					$ 500,000
Net tangible assets						5,000,001
Extension fee per share	$ 0.02	$ 0.033
Redeemed ordinary shares				230,000
Redemption price per share		$ 0.02
Aggregate redemption amount	$ 50,000			$ 106,068
Redeemable shares	2,801,372	1,596,607
Share price	$ 10.86	$ 10.60
Redemption of public shares	$ 30,422,901	$ 16,924,034
Cash And Not Subject To Redemption						(7,479)		(7,500)
Promissory note increased value		$ 1,000,000
Golden Star Acquisition Corporation [Member] | IPO [Member]
Sale of units in initial public offering			6,900,000
Sale of units per share			$ 10.00
Sale of units in initial public offering aggragate amount			$ 69,000,000
Net proceeds from the IPO			$ 1,380,000
Held in the trust account						$ 69,690,000		$ 69,690,000
Golden Star Acquisition Corporation [Member] | Over-Allotment Option [Member]
Sale of units in initial public offering			900,000			900,000		900,000
Sale of units per share						$ 10.00		$ 10.00
Golden Star Acquisition Corporation [Member] | Over-Allotment Option [Member] | Underwriters [Member]
Sale of units in initial public offering			900,000
Sale of units per share			$ 10.00
Sale of units in initial public offering aggragate amount			$ 9,000,000
Golden Star Acquisition Corporation [Member] | Private Placement [Member]
Sale of units in initial public offering			307,000			307,000		307,000
Sale of units per share						$ 10.00		$ 10.00
Sale of units in initial public offering aggragate amount			$ 3,070,000			$ 3,070,000		$ 3,070,000